Shareholder Report, Line Graph (Details) - USD ($)			1 Months Ended		2 Months Ended		3 Months Ended		4 Months Ended		5 Months Ended		6 Months Ended		7 Months Ended		8 Months Ended		9 Months Ended		10 Months Ended		11 Months Ended		12 Months Ended			13 Months Ended		14 Months Ended		15 Months Ended		16 Months Ended		17 Months Ended		18 Months Ended		19 Months Ended		20 Months Ended		21 Months Ended		22 Months Ended		23 Months Ended		24 Months Ended		25 Months Ended		26 Months Ended		27 Months Ended		28 Months Ended		29 Months Ended		30 Months Ended		31 Months Ended		32 Months Ended		33 Months Ended		34 Months Ended		35 Months Ended		36 Months Ended		37 Months Ended		38 Months Ended		39 Months Ended		40 Months Ended		41 Months Ended		42 Months Ended		43 Months Ended		44 Months Ended		45 Months Ended		46 Months Ended		47 Months Ended		48 Months Ended		49 Months Ended		50 Months Ended		51 Months Ended		52 Months Ended		53 Months Ended		54 Months Ended		55 Months Ended		56 Months Ended		57 Months Ended		58 Months Ended		59 Months Ended		60 Months Ended		61 Months Ended		62 Months Ended		63 Months Ended		64 Months Ended		65 Months Ended		66 Months Ended		67 Months Ended		68 Months Ended		69 Months Ended		70 Months Ended		71 Months Ended		72 Months Ended		73 Months Ended		74 Months Ended		75 Months Ended		76 Months Ended		77 Months Ended		78 Months Ended		79 Months Ended		80 Months Ended		81 Months Ended		82 Months Ended		83 Months Ended		84 Months Ended		85 Months Ended		86 Months Ended	87 Months Ended	88 Months Ended	89 Months Ended	90 Months Ended	91 Months Ended	92 Months Ended	93 Months Ended	94 Months Ended	95 Months Ended	96 Months Ended	97 Months Ended	98 Months Ended	99 Months Ended	100 Months Ended	101 Months Ended	102 Months Ended	103 Months Ended	104 Months Ended	105 Months Ended	106 Months Ended	107 Months Ended	108 Months Ended	109 Months Ended	110 Months Ended	111 Months Ended	112 Months Ended	113 Months Ended	114 Months Ended
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C000171428
Account Value [Line Items]
Line Graph and Table Measure Name																									Fund
Accumulated Value		$ 10,000		$ 10,003		$ 10,008		$ 10,013		$ 10,019		$ 10,025		$ 10,032		$ 10,040		$ 10,048		$ 10,056		$ 10,066		$ 10,075			$ 10,084		$ 10,095		$ 10,106		$ 10,116		$ 10,127		$ 10,138		$ 10,151		$ 10,164		$ 10,177		$ 10,192		$ 10,209		$ 10,227		$ 10,245		$ 10,264		$ 10,283		$ 10,302		$ 10,322		$ 10,343		$ 10,365		$ 10,388		$ 10,409		$ 10,433		$ 10,455		$ 10,478		$ 10,500		$ 10,522		$ 10,543		$ 10,563		$ 10,582		$ 10,599		$ 10,616		$ 10,632		$ 10,648		$ 10,660		$ 10,667		$ 10,673		$ 10,677		$ 10,680		$ 10,683		$ 10,684		$ 10,686		$ 10,688		$ 10,689		$ 10,691		$ 10,692		$ 10,693		$ 10,694		$ 10,695		$ 10,696		$ 10,697		$ 10,698		$ 10,699		$ 10,700		$ 10,701		$ 10,702		$ 10,703		$ 10,704		$ 10,707		$ 10,711		$ 10,718		$ 10,729		$ 10,746		$ 10,769		$ 10,793		$ 10,823		$ 10,858		$ 10,897		$ 10,940		$ 10,981		$ 11,027		$ 11,073		$ 11,123		$ 11,172		$ 11,223	$ 11,276	$ 11,328	$ 11,382	$ 11,435	$ 11,489	$ 11,543	$ 11,594	$ 11,649	$ 11,702	$ 11,757	$ 11,810	$ 11,865	$ 11,920	$ 11,972	$ 12,024	$ 12,072	$ 12,120	$ 12,167	$ 12,210	$ 12,257	$ 12,302	$ 12,348	$ 12,394	$ 12,441	$ 12,488	$ 12,534	$ 12,581	$ 12,624	$ 12,668
C000206723
Account Value [Line Items]
Line Graph and Table Measure Name																									Fund
Accumulated Value	$ 10,000		$ 10,015		$ 10,038		$ 10,058		$ 10,080		$ 10,101		$ 10,123		$ 10,143		$ 10,165		$ 10,185		$ 10,204		$ 10,222			$ 10,238		$ 10,254		$ 10,270		$ 10,285		$ 10,296		$ 10,304		$ 10,309		$ 10,313		$ 10,316		$ 10,318		$ 10,320		$ 10,321		$ 10,323		$ 10,324		$ 10,326		$ 10,327		$ 10,329		$ 10,330		$ 10,331		$ 10,332		$ 10,333		$ 10,334		$ 10,335		$ 10,336		$ 10,337		$ 10,338		$ 10,339		$ 10,341		$ 10,343		$ 10,347		$ 10,355		$ 10,365		$ 10,381		$ 10,403		$ 10,426		$ 10,455		$ 10,490		$ 10,529		$ 10,570		$ 10,610		$ 10,654		$ 10,699		$ 10,747		$ 10,794		$ 10,843		$ 10,894		$ 10,944		$ 10,996		$ 11,047		$ 11,099		$ 11,152		$ 11,201		$ 11,254		$ 11,305		$ 11,357		$ 11,408		$ 11,461		$ 11,515		$ 11,565		$ 11,614		$ 11,661		$ 11,707		$ 11,752		$ 11,792		$ 11,837		$ 11,881		$ 11,926		$ 11,970		$ 12,015		$ 12,060		$ 12,104		$ 12,148		$ 12,189		$ 12,230
SPDR ETFs Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																									Bloomberg U.S. Aggregate Bond Index
Accumulated Value		10,000		10,003		9,991		9,986		9,909		9,675		9,688		9,707		9,773		9,768		9,843		9,919			9,909		9,951		10,041		9,993		9,999		9,986		10,032		9,916		9,822		9,885		9,811		9,882		9,869		9,872		9,935		9,871		9,793		9,852		10,033		10,139		10,133		10,328		10,331		10,514		10,646		10,669		10,946		10,888		10,920		10,915		10,907		11,117		11,317		11,251		11,451		11,504		11,576		11,749		11,654		11,648		11,596		11,710		11,726		11,642		11,474		11,331		11,420		11,457		11,538		11,667		11,645		11,544		11,541		11,575		11,545		11,296		11,170		10,860		10,448		10,515		10,350		10,603		10,304		9,858		9,731		10,089		10,043		10,352		10,084		10,341		10,403		10,290		10,253		10,246	10,181	9,922	9,765	10,208	10,598	10,569	10,420	10,516	10,251	10,424	10,523	10,769	10,924	11,070	10,795	10,909	10,731	10,788	11,025	11,029	11,073	10,993	11,162	11,133	11,266	11,389	11,460	11,531	11,514
SPDR ETFs Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																									Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,000		10,096		10,203		10,197		10,393		10,396		10,580		10,713		10,737		11,015		10,956		10,989			10,984		10,976		11,187		11,389		11,322		11,523		11,576		11,649		11,823		11,728		11,722		11,669		11,784		11,800		11,715		11,546		11,402		11,492		11,530		11,611		11,740		11,718		11,617		11,613		11,648		11,618		11,368		11,241		10,929		10,514		10,582		10,416		10,670		10,369		9,921		9,792		10,152		10,106		10,417		10,148		10,406		10,469		10,355		10,318		10,311		10,245		9,985		9,827		10,272		10,665		10,636		10,486		10,582		10,315		10,490		10,589		10,837		10,992		11,140		10,863		10,978		10,799		10,856		11,095		11,099		11,142		11,063		11,233		11,203		11,337		11,461		11,532		11,604		11,587
SSGA INDEX: ICE BOFAML 3-MONTH TREASURY BILL
Account Value [Line Items]
Line Graph and Table Measure Name																									ICE BofA U.S. 3-Month Treasury Bill Index
Accumulated Value		$ 10,000		$ 10,002		$ 10,004		$ 10,009		$ 10,011		$ 10,013		$ 10,017		$ 10,022		$ 10,026		$ 10,028		$ 10,034		$ 10,040			$ 10,048		$ 10,057		$ 10,066		$ 10,075		$ 10,084		$ 10,092		$ 10,103		$ 10,115		$ 10,125		$ 10,138		$ 10,152		$ 10,168		$ 10,185		$ 10,201		$ 10,219		$ 10,234		$ 10,253		$ 10,274		$ 10,293		$ 10,313		$ 10,331		$ 10,354		$ 10,374		$ 10,397		$ 10,420		$ 10,439		$ 10,461		$ 10,479		$ 10,499		$ 10,512		$ 10,527		$ 10,541		$ 10,557		$ 10,588		$ 10,589		$ 10,589		$ 10,590		$ 10,592		$ 10,593		$ 10,594		$ 10,595		$ 10,596		$ 10,598		$ 10,598		$ 10,599		$ 10,600		$ 10,600		$ 10,601		$ 10,600		$ 10,601		$ 10,601		$ 10,602		$ 10,601		$ 10,602		$ 10,603		$ 10,602		$ 10,604		$ 10,607		$ 10,608		$ 10,616		$ 10,618		$ 10,624		$ 10,641		$ 10,667		$ 10,684		$ 10,718		$ 10,757		$ 10,791		$ 10,826		$ 10,873		$ 10,907		$ 10,950		$ 11,000		$ 11,043	$ 11,093	$ 11,144	$ 11,194	$ 11,244	$ 11,297	$ 11,345	$ 11,391	$ 11,443	$ 11,492	$ 11,547	$ 11,594	$ 11,646	$ 11,701	$ 11,752	$ 11,797	$ 11,842	$ 11,890	$ 11,933	$ 11,971	$ 12,011	$ 12,053	$ 12,097	$ 12,136	$ 12,178	$ 12,226	$ 12,267	$ 12,309	$ 12,343	$ 12,387
SSGA INDEX: ICE BOFAML 3-MONTH TREASURY BILL
Account Value [Line Items]
Line Graph and Table Measure Name																									ICE BofA U.S. 3-Month Treasury Bill Index
Accumulated Value	$ 10,000		$ 10,014		$ 10,034		$ 10,052		$ 10,073		$ 10,093		$ 10,116		$ 10,138		$ 10,157		$ 10,177		$ 10,195		$ 10,215			$ 10,228		$ 10,242		$ 10,256		$ 10,271		$ 10,301		$ 10,302		$ 10,302		$ 10,304		$ 10,306		$ 10,306		$ 10,307		$ 10,309		$ 10,310		$ 10,311		$ 10,312		$ 10,313		$ 10,313		$ 10,313		$ 10,314		$ 10,313		$ 10,314		$ 10,314		$ 10,315		$ 10,314		$ 10,315		$ 10,316		$ 10,315		$ 10,317		$ 10,320		$ 10,321		$ 10,328		$ 10,331		$ 10,336		$ 10,353		$ 10,378		$ 10,395		$ 10,428		$ 10,466		$ 10,499		$ 10,533		$ 10,578		$ 10,612		$ 10,653		$ 10,702		$ 10,744		$ 10,793		$ 10,842		$ 10,891		$ 10,940		$ 10,991		$ 11,038		$ 11,083		$ 11,133		$ 11,180		$ 11,234		$ 11,280		$ 11,330		$ 11,385		$ 11,434		$ 11,478		$ 11,521		$ 11,568		$ 11,610		$ 11,647		$ 11,686		$ 11,726		$ 11,769		$ 11,808		$ 11,848		$ 11,895		$ 11,935		$ 11,976		$ 12,009		$ 12,051